SUBSEQUENT EVENTS (Details) - Events After Reporting Period [Member] S/ in Millions	Mar. 13, 2025 PEN (S/) shares
Pacifico EPS [Member]
Disclosure of detailed information about business combination [abstract]
Percentage of interests acquired	50.00%
Number of shares acquired (in shares) | shares	24,627,219
Amount paid for acquisition	S/ 950.9
Empresas Banmedica [Member]
Disclosure of detailed information about business combination [abstract]
Percentage of interests acquired	50.00%
Amount paid for acquisition	S/ 180.0